Going Concern and Liquidity (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 1,735,094	$ 989,888
Outstanding liabilities	$ 2,689,778	$ 2,000,311